PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Summary of property and equipment, net

	December 31,	December 31,
	2022	2021
Property	$2,016,287	$858,858
Leasehold improvement	367,235	283,607
Office equipment	161,997	173,355
Vehicles	144,986	—
Electronic equipment	133,850	377,162
Less: accumulated depreciation	(473,027)	(314,525)
	$2,351,328	$1,378,457